Putnam
Small Cap
Value Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

2-29-00


[SCALE LOGO OMITTED]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The markets continued to provide their share of challenges and opportunities as your fund closed its books on fiscal year 2000. In the following report, the fund's managers discuss performance for the period and prospects for the months ahead.

This is the last letter to you and the other shareholders of Putnam Small Cap Value Fund that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a Putnam shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
April 19, 2000


Report from the Fund Managers

Jeffrey W. Netols
Edward T. Shadek, Jr.

When you are at sea in the midst of a storm, the most important goal is to stay afloat and reach the shore safely. And that is exactly what your fund management team has done while value stocks, the main focus of your fund, have been beaten down in favor of the "new economy" stocks. However, while most value stocks were not in sync with the broad market momentum, small-capitalization stocks, led by technology and energy stocks, have surged ahead. This narrow group of small-company stocks has performed exceptionally well, paving the way for your fund to turn in strong performance for fiscal 2000 despite the storm hovering over larger-cap value stocks.

Total return for life of fund ended 2/29/00

           Class A              Class B              Class C
         NAV     POP          NAV     CDSC         NAV     CDSC
----------------------------------------------------------------------------
        18.23%  11.41%       17.52%  12.52%       17.48%   16.48%
----------------------------------------------------------------------------

Past performance is no guarantee of future results. Performance information and explanation of performance calculation methods begin on page 6.


* FOCUS ON UNDERVALUED SMALL COMPANIES MINIMIZES RISK

Since this is only our second report to shareholders, we would first like to review our investment strategy for this fund, which began operating last April. We invest in companies with market capitalizations similar to those in the Russell 2000 Index, better known as small-cap companies. Small-cap companies are attractive because they can exploit new opportunities more quickly and efficiently than larger companies. However, because investments in these companies carry more risk than investments in the well-established, larger companies of the Dow Jones Industrial Average or the Standard & Poor's 500 Index, we look for value stocks -- specifically undervalued stocks -- as the means of tempering volatility. Undervalued stocks usually carry attractive price-to-book value ratios or low price-to-earnings ratios and because they have already fallen in price, can be less vulnerable to general market swings.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Electronics             10.7%

Health care services     7.8%

Banking                  6.3%

Technology services      6.1%

Retail                   5.7%

Footnote reads:
*Based on net assets as of 2/29/00. Holdings will vary over time.


But there is more to value investing than buying attractive ratios and cheap stocks. Within the value group, we also look for well-established businesses, positive earnings growth, and strong management that will contribute to powerful performance. One other factor that is important to our strategy includes the principle of "cheapness and change." We seek companies that have shown some positive changes such as internal restructuring, new management, cost-cutting initiatives, new advertising plans, and investment in new ideas. If these changes begin to have an impact on earnings, smaller companies have a chance to grow, increase profits, and become better known in their industries, contributing to higher stock prices.

When your fund first came to market last spring, the timing was excellent for a narrow group of small-cap stocks. The Russell 2000 Index, which tracks small U.S. companies, returned 21.26% by the end of 1999. However, in an era in which technology and Internet companies have captured the fascination of investors and flourished despite rising interest rates, value stocks have had a difficult time. But the good news is that the challenging market has allowed us to buy undervalued stocks at very attractive prices, prices that have been pushed down by lack of interest and by a tighter monetary policy.

* TECHNOLOGY SECTOR DRIVES PERFORMANCE

When the fund was established almost 10 months ago, many technology stocks were still available at compelling valuations and we took advantage of those prices. Since then, the technology sector, which includes electronic products, has become the largest sector of the fund and has been an important contributor to performance. One noteworthy company from this group is Methode Electronics, a producer of electronic and optical components, including connectors, current carrying distribution systems (which help transmit data efficiently), and automotive electronic controls. Daimler-Chrysler and Ford account for about 40% of Methode's total sales. The fund's investment in Methode has more than doubled during the past nine months. While this holding, as well as others discussed in this report, was viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy and may well vary in the future.

"Historically investors that bought quality companies with cheap valuations have been rewarded."

-- Edward Shadek, Jr., manager, Putnam Small Cap Value Fund


Another outstanding investment from the technology sector has been Telxon Corporation, which designs handheld computers, bar code scanners, and automatic identification devices as well as wireless data communications products. Telxon specializes in designing inventory tracking systems for retailers like Wal-Mart and Federated Department Stores but has other key markets as well. The seemingly unstoppable growth of the Internet has put Telxon right where the action is, and its share price of $21.50 at the end of the fiscal year, reflects this momentum.

One other technology holding, X-Rite, Inc., has seen superb growth since we purchased the stock. X-Rite makes color measurement instruments that ensure that your fabrics, paints, and plastics are just the right shade of blue, red, or violet. It also develops color, testing equipment that measures light and density, which is necessary for processing x-rays, film, and inks. The company's products are sold directly to the public or through sales representatives.

* ENERGY/OIL STOCKS ARE STRONG CONTRIBUTORS

Over the winter as oil prices have gone up, energy and oil service stocks have followed suit and the fund has been positioned to benefit. One example of a top-performing stock from this sector is Tidewater, Inc., which is the world's number-one provider of offshore supply vessels and marine support services. The company transports crews and supplies to offshore platforms and oil rigs; 30% of Tidewater's sales comes from the Gulf of Mexico, but the company also services rigs all over the world, including Australia, Brazil, the North Sea, the Persian Gulf, and Venezuela.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Methode Electronics, Inc.
Electronics

General Cable Corp.
Electronics

Pier 1 Imports, Inc.
Retail

FileNET Corp.
Technology services

Bank United Corp.
Banking

Owen & Minor, Inc.
Medical technology

AAR Corp.
Aerospace and defense

Davox Corp.
Technology services

Omnicare, Inc.
Health-care services

X-Rite, Inc.
Electronics

Footnote reads:
These holdings represent 10.5% of the fund's net assets as of 2/29/00. Portfolio holdings will vary over time.


Another key holding in the energy sector, Pride International, Inc., is one of the world's top oil well servicing contractors. Pride also designs and provides drilling equipment, project management services, and oil well engineering. The firm owns a fleet of nearly 320 rigs of all types, focusing on services in the Gulf of Mexico and overseas. Tidewater and Pride share prices have gone up substantially during the fiscal year, contributing to the fund's positive performance.

* FOR NEAR FUTURE, FINDING EXCELLENCE WITH LOW VALUATIONS

With value stocks struggling, we have had the opportunity to invest in several outstanding high-growth companies at greatly undervalued prices. Consequently, we have been able to put together an exceptionally high-quality portfolio at unusually attractive prices. We cannot say when value stocks will emerge from their depressed lows, but when they do, investors have the potential for substantial gains. Shortly after the fiscal year's end, we saw some initial signs in the market that old economy value stocks were gaining investor attention. Historically investors that bought quality companies with cheap valuations have been rewarded.

As for the small-company technology stocks, rising interest rates, oddly enough, can be mildly beneficial. Since most tech companies raise money in the stock market, higher interest rates have not added noticeably to their costs. Higher short-term rates have actually increased the interest income on all the cash that many tech companies have on hand from equity issuance and venture capital financing. Also Wall Street has treated tech companies differently, basically ignoring earnings and focusing on market opportunity.

"Just as nature abhors a vacuum, the investment process abhors wide gaps in valuation and the gap between growth and value is the widest seen in recent memory and is well beyond historical norms. Adjustments in these disparities can be violent and produce exceptional returns over time for investors with foresight, conviction, and patience."

-- Dr. Robert Goodman, Managing Director and Senior Economic Advisor, Putnam Investments


When the Federal Reserve Board begins to see a slowdown in the economy as a result of its four recent interest-rate increases (prior to the end of the reporting period), value stocks should begin to rebound. Because we have taken full advantage of the lower prices on value stocks during this time and will maintain our emphasis in the technology area, your fund is well positioned to continue its solid performance as we move into the new fiscal year.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/29/00, there is no guarantee the fund will continue to hold these securities in the future. This fund invests all or a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Small Cap Value Fund seeks capital appreciation through investments in common stocks of small companies.


TOTAL RETURN FOR PERIOD ENDED 2/29/00

                        Class A          Class B            Class C
(inception dates)      (4/13/99)         (5/3/99)          (7/26/99)
                     NAV       POP     NAV     CDSC      NAV      CDSC
----------------------------------------------------------------------------
Life of fund        18.23%    11.41%  17.52%  12.52%    17.48%   16.48%
----------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 2/29/00

                                   Russell             Consumer
                                 2000 Index          price index
----------------------------------------------------------------------------
Life of fund                       34.90%               2.29%
----------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A shares reflect the current maximum initial sales charges of 5.75%. Class B share returns for the life-of-fund reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 4/13/99

             Fund's class A      Russell 2000       Consumer price
Date         shares at POP           Index              index

4/13/99            9,425            10,000             10,000
5/30/99           10,765            10,146             10,000
6/30/99           11,452            10,760             10,000
7/31/99           11,297            11,098             10,030
8/31/99           10,743            11,022             10,090
9/30/99           10,299            10,949             10,187
10/31/99           9,945            10,922             10,303
11/30/99          10,277            11,545             10,439
12/31/99          10,796            13,585             10,602
1/31/00           10,529            15,728             10,787
2/29/00          $11,141           $13,490            $10,229

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $11,752 ($11,252 with the contingent deferred sales charge) and the fund's class C shares would have been valued at $11,748 ($11,648 with the contingent deferred sales charge). See first page of performance section for performance calculation method.


PRICE AND DISTRIBUTION INFORMATION PERIOD ENDED 2/29/00

                           Class A       Class B       Class C
----------------------------------------------------------------------
Distributions (number)        1             1             1
----------------------------------------------------------------------
Short-term capital gains   $0.036        $0.036        $0.036
----------------------------------------------------------------------
 Total                     $0.036        $0.036        $0.036
----------------------------------------------------------------------
Share value:             NAV     POP       NAV           NAV
----------------------------------------------------------------------
4/13/99                 $8.50   $9.02       --            --
----------------------------------------------------------------------
5/3/99 1                   --      --    $9.35            --
----------------------------------------------------------------------
7/26/99 2                  --      --       --        $10.23
----------------------------------------------------------------------
2/29/00                 10.01   10.62     9.95          9.97
----------------------------------------------------------------------

1Inception of class B shares.
2Inception of class C shares.


TOTAL RETURN FOR PERIODS ENDED 3/31/00 (most recent calendar quarter)

                       Class A           Class B            Class C
(inception dates)     (4/13/99)          (5/3/99)          (7/26/99)
                    NAV       POP      NAV     CDSC      NAV      CDSC
-------------------------------------------------------------------------
Life of fund       22.60%    15.53%   21.89%  16.89%    21.84%   20.84%
-------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 11% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $592.0 million; the median market capitalization was approximately $500.0 million. Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A guide to the financial statements

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


Report of independent accountants
For the period ended February 29, 2000

To the Trustees of Putnam Investment Funds and
Shareholders of Putnam Small Cap Value Fund

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Small Cap Value Fund (the "fund") at February 29, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the period from April 13, 1999 (commencement of operations) through February 29, 2000, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments owned at February 29, 2000 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 7, 2000




The fund's portfolio
February 29, 2000

COMMON STOCKS (99.0%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Advertising and Marketing Services (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             31,100  Harte-Hanks, Inc.                                                                      $      678,369
             12,367  True North Communications, Inc.                                                               457,579
                                                                                                            --------------
                                                                                                                 1,135,948

Aerospace/Defense (3.2%)
--------------------------------------------------------------------------------------------------------------------------
             63,944  AAR Corp.                                                                                   1,518,670
             10,400  Alliant Techsystems, Inc. (NON)                                                               562,900
             37,983  Aviall, Inc. (NON)                                                                            310,986
             40,010  Cordant Technologies, Inc.                                                                  1,295,324
             31,000  Primex Technologies, Inc.                                                                     651,000
             18,705  Triumph Group, Inc. (NON)                                                                     547,121
                                                                                                            --------------
                                                                                                                 4,886,001

Airlines (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             21,131  Midwest Express Holdings, Inc. (NON)                                                          545,444

Automotive (2.5%)
--------------------------------------------------------------------------------------------------------------------------
             17,964  Borg-Warner Automotive, Inc.                                                                  574,848
             19,800  Carlisle Companies, Inc.                                                                      655,875
             41,460  CLARCOR, Inc.                                                                                 805,879
             28,600  Midas, Inc.                                                                                   686,400
             34,294  Tower Automotive, Inc. (NON)                                                                  407,241
             44,457  Wynn's International, Inc.                                                                    591,834
                                                                                                            --------------
                                                                                                                 3,722,077

Banking (6.3%)
--------------------------------------------------------------------------------------------------------------------------
             19,639  AMCORE Financial, Inc.                                                                        411,192
             58,356  Bank United Corp. Class A                                                                   1,528,177
             65,220  Centennial Bancorp                                                                            644,048
             23,700  City National Corp.                                                                           653,231
             48,090  Commercial Federal Corp.                                                                      622,164
             27,072  First Midwest Bancorp, Inc.                                                                   675,108
             30,950  Hudson United Bancorp                                                                         624,803
             23,622  Imperial Bancorp                                                                              608,255
             63,926  Peoples Heritage Financial Group, Inc.                                                        679,214
             49,502  Provident Bankshares Corp.                                                                    798,220
             38,757  SouthWest Bancorporation of Texas, Inc. (NON)                                                 707,315
             64,245  Sovereign Bancorp, Inc.                                                                       465,776
             61,399  Sterling Bancshares, Inc.                                                                     583,291
             26,841  Webster Financial Corp.                                                                       567,016
                                                                                                            --------------
                                                                                                                 9,567,810

Beverage (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             16,678  Robert Mondavi Corp. (The) (NON)                                                              610,832

Biotechnology (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             18,200  Serologicals Corp. (NON)                                                                      204,750

Building Materials (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            116,730  Apogee Enterprises, Inc.                                                                      539,876

Chemicals (3.6%)
--------------------------------------------------------------------------------------------------------------------------
             56,087  Airgas, Inc. (NON)                                                                            389,104
             64,328  CK Witco Corp.                                                                                683,485
             39,700  Delta & Pine Land Co.                                                                         712,119
             37,449  Ferro Corporation                                                                             706,850
            120,641  Hanna (M.A.) Co.                                                                            1,379,831
             77,312  Mississippi Chemical Corp.                                                                    579,840
            147,645  Omnova Solutions, Inc.                                                                        968,920
                                                                                                            --------------
                                                                                                                 5,420,149

Commercial and Consumer Services (2.8%)
--------------------------------------------------------------------------------------------------------------------------
             28,688  ABM Industries, Inc.                                                                          722,579
             25,000  ADVO, Inc. (NON)                                                                              693,750
             62,936  Bowne & Co.                                                                                   751,299
             35,100  G & K Services, Inc. Class A                                                                  596,700
             29,100  RemedyTemp, Inc. (NON)                                                                        647,475
              7,600  Staffmark, Inc. (NON)                                                                          85,500
             44,900  Tuboscope, Inc.                                                                               749,269
                                                                                                            --------------
                                                                                                                 4,246,572

Communications Equipment (3.5%)
--------------------------------------------------------------------------------------------------------------------------
              9,000  ADTRAN, Inc. (NON)                                                                            662,063
             44,937  Communications Systems, Inc.                                                                  808,866
            142,207  IFR Systems, Inc. (NON)                                                                     1,262,087
             26,000  Inter-Tel, Inc.                                                                             1,020,500
             42,900  Performance Technologies, Inc. (NON)                                                          871,406
             54,693  Superior TeleCom, Inc.                                                                        683,663
                                                                                                            --------------
                                                                                                                 5,308,585

Computers (1.2%)
--------------------------------------------------------------------------------------------------------------------------
             55,157  Gerber Scientific, Inc.                                                                       923,880
             55,809  Mentor Graphics Corp. (NON)                                                                   955,729
                                                                                                            --------------
                                                                                                                 1,879,609

Conglomerates (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            107,301  GenCorp, Inc.                                                                                 838,289
             23,600  Teleflex, Inc.                                                                                666,700
                                                                                                            --------------
                                                                                                                 1,504,989

Consumer Goods (1.4%)
--------------------------------------------------------------------------------------------------------------------------
             26,205  AptarGroup, Inc.                                                                              627,282
             23,360  Chattem, Inc. (NON)                                                                           420,480
             23,572  Lancaster Colony Corp.                                                                        701,267
             23,467  Oneida Ltd.                                                                                   416,539
                                                                                                            --------------
                                                                                                                 2,165,568

Distribution (1.0%)
--------------------------------------------------------------------------------------------------------------------------
             20,900  Performance Food Group Co. (NON)                                                              496,375
             60,700  U.S. Foodservice (NON)                                                                      1,073,631
                                                                                                            --------------
                                                                                                                 1,570,006

Electrical Equipment (2.0%)
--------------------------------------------------------------------------------------------------------------------------
             65,383  BE Aerospace, Inc. (NON)                                                                      580,274
             36,000  BEI Technologies, Inc.                                                                        693,000
             14,257  C&D Technologies, Inc.                                                                        666,515
             23,355  Lincoln Electric Holdings, Inc.                                                               455,423
             28,800  Thomas & Betts Corp.                                                                          646,200
                                                                                                            --------------
                                                                                                                 3,041,412

Electronics (10.7%)
--------------------------------------------------------------------------------------------------------------------------
             13,601  Avnet, Inc.                                                                                   909,567
             29,823  Belden, Inc.                                                                                  674,745
            172,364  General Cable Corp.                                                                         1,723,640
             28,895  International Rectifier Corp. (NON)                                                         1,209,978
             32,100  Intervoice-brite, Inc. (NON)                                                                1,159,613
             33,156  Kent Electronics Corp. (NON)                                                                1,123,160
             33,265  Littlelfuse, Inc. (NON)                                                                       993,792
             30,600  Methode Electronics, Inc.                                                                   1,778,625
             34,000  Park Electrochemical Corp.                                                                    773,500
             71,936  Pioneer-Standard Electronics, Inc.                                                          1,321,824
             70,700  Recoton Corp. (NON)                                                                           985,381
             11,872  Tektronix, Inc.                                                                               688,576
             15,000  Varian Medical Systems, Inc.                                                                  599,063
             16,846  Vishay Intertechnology, Inc. (NON)                                                            724,378
            123,894  X-Rite, Inc.                                                                                1,486,728
                                                                                                            --------------
                                                                                                                16,152,570

Energy (2.6%)
--------------------------------------------------------------------------------------------------------------------------
             21,900  GulfMark Offshore, Inc. (NON)                                                                 291,544
             25,275  Helmerich & Payne, Inc.                                                                       672,947
             38,035  National-Oilwell, Inc. (NON)                                                                  922,349
             77,757  Newpark Resources, Inc. (NON)                                                                 607,477
             28,562  Pride International, Inc. (NON)                                                               423,075
             34,801  Tidewater, Inc.                                                                               985,303
                                                                                                            --------------
                                                                                                                 3,902,695

Engineering & Construction (0.6%)
--------------------------------------------------------------------------------------------------------------------------
             15,300  Ameron International Corp.                                                                    533,588
             14,105  Texas Industries, Inc.                                                                        423,150
                                                                                                            --------------
                                                                                                                   956,738

Food (2.8%)
--------------------------------------------------------------------------------------------------------------------------
             48,200  Earthgrains Co. (The)                                                                         723,000
            102,455  International Multifoods Corp.                                                              1,120,602
             19,400  Michael Foods, Inc.                                                                           424,375
             32,155  Smithfield Foods, Inc. (NON)                                                                  498,403
             75,268  United Natural Foods, Inc.                                                                    776,201
             35,067  Universal Foods Corp.                                                                         633,398
                                                                                                            --------------
                                                                                                                 4,175,979

Gaming & Lottery (0.6%)
--------------------------------------------------------------------------------------------------------------------------
             30,457  Dover Downs Entertainment, Inc.                                                               432,109
             26,000  Station Casinos, Inc. (NON)                                                                   510,250
                                                                                                            --------------
                                                                                                                   942,359

Health Care Services (7.8%)
--------------------------------------------------------------------------------------------------------------------------
             64,741  AmeriSource Health Corp. Class A (NON)                                                        942,791
             45,800  Bindley Western Industries, Inc.                                                              787,188
             79,566  Conventry Health Care, Inc. (NON)                                                             651,447
             36,701  Invacare Corp.                                                                                894,587
            101,021  Matria Healthcare, Inc. (NON)                                                                 618,754
            162,110  Omnicare, Inc.                                                                              1,489,386
             47,700  Orthodontic Centers of America, Inc. (NON)                                                    825,806
              3,500  Patterson Dental Co. (NON)                                                                    126,109
             46,733  Per-Se Technologies, Inc. (NON)                                                               368,022
             74,700  PSS World Medical, Inc. (NON)                                                                 480,881
             58,903  Quorum Health Group, Inc. (NON)                                                               524,605
             10,100  Renal Care Group, Inc. (NON)                                                                  177,381
             14,100  Shared Medical Systems Corp.                                                                  549,019
             25,378  Trigon Healthcare, Inc. (NON)                                                                 810,510
            126,055  United Wisconsin Services                                                                     732,695
             19,315  Universal Health Services, Inc. (NON)                                                         750,871
            114,647  US Oncology, Inc. (NON)                                                                       472,919
             27,039  Vital Signs, Inc.                                                                             626,967
                                                                                                            --------------
                                                                                                                11,829,938

Homebuilding (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             37,278  Lennar Corp.                                                                                  615,087

Household Furniture and Appliances (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             13,100  Bassett Furniture Industries, Inc.                                                            176,850
             40,514  Windmere-Durable Holdings, Inc. (NON)                                                         607,710
                                                                                                            --------------
                                                                                                                   784,560

Insurance (3.7%)
--------------------------------------------------------------------------------------------------------------------------
             16,233  Amerus Life Holdings, Inc. Class A                                                            329,733
             38,825  Berkley (W.R.) Corp.                                                                          623,627
             44,000  Commerce Group, Inc.                                                                        1,314,500
             61,026  Ehhance Financial Services Group, Inc.                                                        717,056
             37,205  FBL Financial Group, Inc. Class A                                                             599,931
             98,426  Fremont General Corp.                                                                         713,589
             42,000  Horace Mann Educators Corp.                                                                   651,000
             37,550  Presidential Life Corp.                                                                       586,719
                                                                                                            --------------
                                                                                                                 5,536,155

Investment Banking/Brokerage (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             18,500  Waddell & Reed Financial, Inc.                                                                535,344

Machinery (3.3%)
--------------------------------------------------------------------------------------------------------------------------
             88,335  DT Industries, Inc.                                                                         1,137,313
             40,133  Gardner Denver, Inc. (NON)                                                                    762,527
             34,796  JLK Direct Distribution, Inc. (NON)                                                           380,581
             15,400  Kaydon Corp.                                                                                  354,200
             48,000  Milacron, Inc.                                                                                666,000
             51,300  MSC Industrial Direct Co., Inc. Class A (NON)                                                 801,563
             29,900  Regal-Beloit Corp.                                                                            532,594
             29,305  Westinghouse Air Brake Co.                                                                    278,398
                                                                                                            --------------
                                                                                                                 4,913,176

Manufacturing (2.4%)
--------------------------------------------------------------------------------------------------------------------------
             57,209  ABC -- NACO, Inc.                                                                             718,688
             30,533  Applied Power, Inc.                                                                           738,517
             18,500  Pentair, Inc.                                                                                 635,938
             20,805  Roper Industries, Inc.                                                                        566,936
             15,600  Tennant Co.                                                                                   499,200
             34,400  UCAR International, Inc. (NON)                                                                524,600
                                                                                                            --------------
                                                                                                                 3,683,879

Medical Technology (4.2%)
--------------------------------------------------------------------------------------------------------------------------
             19,831  Arrow International, Inc.                                                                     783,325
             13,143  Beckman Coulter, Inc.                                                                         632,507
             29,600  Diagnostic Products Corp.                                                                     680,800
             29,757  Haemonetics Corp. (NON)                                                                       708,589
             23,368  Mentor Corp.                                                                                  648,462
             91,873  Meridian Diagnostics, Inc.                                                                    884,278
            138,707  Owens & Minor, Inc.                                                                         1,525,777
             17,578  Wesley Jessen VisionCare, Inc. (NON)                                                          505,368
                                                                                                            --------------
                                                                                                                 6,369,106

Metals (1.4%)
--------------------------------------------------------------------------------------------------------------------------
             20,349  Carpenter Technology Corp.                                                                    452,765
             36,100  Material Sciences Corp. (NON)                                                                 521,194
             31,543  Quanex Corp.                                                                                  672,260
             24,957  Reliance Steel & Aluminum Co.                                                                 483,542
                                                                                                            --------------
                                                                                                                 2,129,761

Natural Gas Utilities (0.3%)
--------------------------------------------------------------------------------------------------------------------------
             30,200  AGL Resources, Inc.                                                                           515,288

Office Equipment & Supplies (1.9%)
--------------------------------------------------------------------------------------------------------------------------
             32,900  Falcon Products, Inc.                                                                         370,125
             33,968  HON INDUSTRIES, Inc.                                                                          626,285
             46,049  Standard Register Co. (The)                                                                   627,418
             25,000  United Stationers, Inc.                                                                       671,875
             59,433  Wallace Computer Services, Inc.                                                               620,332
                                                                                                            --------------
                                                                                                                 2,916,035

Oil & Gas (1.8%)
--------------------------------------------------------------------------------------------------------------------------
             44,783  Basin Exploration, Inc. (NON)                                                                 473,020
             15,930  Devon Energy Corp.                                                                            593,393
             20,800  Newfield Exploration Co. (NON)                                                                644,800
            147,000  Range Resources Corp.                                                                         284,813
             24,270  St. Mary Land & Exploration Co.                                                               675,009
                                                                                                            --------------
                                                                                                                 2,671,035

Paper & Forest Products (1.4%)
--------------------------------------------------------------------------------------------------------------------------
             34,902  Albany International Corp.                                                                    506,079
             38,200  BWAY Corp. (NON)                                                                              257,850
             30,705  Caraustar Industries, Inc.                                                                    510,471
             23,033  Ivex Packaging Corp. (NON)                                                                    174,187
             49,607  Wausau-Mosinee Paper Corp.                                                                    647,991
                                                                                                            --------------
                                                                                                                 2,096,578

Pharmaceuticals (0.5%)
--------------------------------------------------------------------------------------------------------------------------
             17,546  Cambrex Corp.                                                                                 704,033

Photography/Imaging (1.3%)
--------------------------------------------------------------------------------------------------------------------------
            106,145  BMC Industries, Inc.                                                                          583,798
             19,000  Imation Corp. (NON)                                                                           587,813
             29,750  Polaroid Corp.                                                                                745,609
                                                                                                            --------------
                                                                                                                 1,917,220

Publishing (0.3%)
--------------------------------------------------------------------------------------------------------------------------
             11,843  McClatchy Co. (The)                                                                           409,324

Real Estate (0.3%)
--------------------------------------------------------------------------------------------------------------------------
             21,052  LNR Property Corp.                                                                            410,514

Restaurants (0.9%)
--------------------------------------------------------------------------------------------------------------------------
             79,828  CBRL Group, Inc.                                                                              738,409
             28,300  Papa Johns International, Inc. (NON)                                                          679,200
                                                                                                            --------------
                                                                                                                 1,417,609

Retail (5.7%)
--------------------------------------------------------------------------------------------------------------------------
             28,819  Aaron Rents, Inc.                                                                             432,285
            116,237  Baker (J.), Inc.                                                                              653,833
             63,700  Claire's Stores, Inc.                                                                       1,110,769
             35,183  Coldwater Creek, Inc. (NON)                                                                   637,692
             90,900  Flooring America, Inc. (NON)                                                                  488,588
             86,596  Heilig-Meyers Co.                                                                             281,437
            109,300  J. Jill Group, Inc. (NON)                                                                     382,550
             25,200  Lands' End, Inc. (NON)                                                                        836,325
             64,489  Petco Animal Supplies, Inc. (NON)                                                             693,257
            189,930  Pier 1 Imports, Inc.                                                                        1,661,888
             44,070  Regis Corp.                                                                                   683,085
             50,600  Ruddick Corp.                                                                                 679,938
                                                                                                            --------------
                                                                                                                 8,541,647

Semiconductor (1.0%)
--------------------------------------------------------------------------------------------------------------------------
             16,115  DuPont Photomasks, Inc. (NON)                                                                 942,728
             41,863  Genrad, Inc. (NON)                                                                            617,479
                                                                                                            --------------
                                                                                                                 1,560,207

Shipping (1.5%)
--------------------------------------------------------------------------------------------------------------------------
             30,612  Circle International Group, Inc.                                                              748,081
             50,700  Fritz Companies, Inc. (NON)                                                                   424,613
             11,205  USFreightways Corp.                                                                           372,566
             48,773  Wabash National Corp.                                                                         682,822
                                                                                                            --------------
                                                                                                                 2,228,082

Software (2.3%)
--------------------------------------------------------------------------------------------------------------------------
             18,000  Hyperion Solutions Corp. (NON)                                                                888,750
             40,000  JDA Software Group, Inc. (NON)                                                                810,000
             32,000  Phoenix Technologies Ltd. (NON)                                                               914,000
             11,800  Project Software & Development, Inc. (NON)                                                    913,763
                                                                                                            --------------
                                                                                                                 3,526,513

Technology Services (6.1%)
--------------------------------------------------------------------------------------------------------------------------
              2,800  American Management Systems (NON)                                                              89,075
             52,366  Analysts International Corp.                                                                  693,850
             27,000  CACI International, Inc. (NON)                                                                767,813
             17,519  Cambridge Technology Partners, Inc. (NON)                                                     262,785
             31,300  Ciber, Inc. (NON)                                                                             727,725
             38,310  Computer Task Group, Inc.                                                                     490,847
             39,000  Davox Corp. (NON)                                                                           1,491,750
             37,692  FileNET Corp. (NON)                                                                         1,613,689
             16,400  Keane, Inc. (NON)                                                                             393,600
             91,643  MTS Systems Corp.                                                                             704,506
             19,600  National Data Corp.                                                                           607,600
             64,861  Telxon Corp.                                                                                1,394,512
                                                                                                            --------------
                                                                                                                 9,237,752

Telephone (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             11,500  CT Communications, Inc.                                                                       638,250

Textiles (0.9%)
--------------------------------------------------------------------------------------------------------------------------
             50,900  Culp, Inc.                                                                                    311,763
             75,918  Wolverine World Wide, Inc.                                                                    873,057
                                                                                                            --------------
                                                                                                                 1,184,820

Toys (0.1%)
--------------------------------------------------------------------------------------------------------------------------
             58,845  Racing Champions Corp. (NON)                                                                  191,246

Waste Management (0.3%)
--------------------------------------------------------------------------------------------------------------------------
             85,509  Safety-Kleen Corp. (NON)                                                                      416,856
                                                                                                            --------------
                     Total Common Stocks (cost $144,943,960)                                                $  149,459,984

SHORT-TERM INVESTMENTS (1.8%) (a) (cost $2,745,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
         $2,745,000  Interest in $700,000,000 joint repurchase agreement dated February 29, 2000 with S.B.C. Warburg Inc.
                       due March 1, 2000 with respect to various U.S. Treasury
                       obligations -- maturity value of $2,745,440 for an
                       effective yield of 5.77%                                                             $    2,745,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $147,688,960) (b)                                              $  152,204,984
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $151,028,485.

  (b) The aggregate identified cost on a tax basis is $148,796,837, resulting in gross unrealized appreciation and depreciation of $22,343,256 and $18,935,109, respectively, or net unrealized appreciation of $3,408,147.

(NON) Non-income-producing security.

      The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
February 29, 2000
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $147,688,960) (Note 1)                                            $152,204,984
-----------------------------------------------------------------------------------------------
Cash                                                                                        734
-----------------------------------------------------------------------------------------------
Dividends receivable                                                                    126,145
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                2,056,140
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                          899,823
-----------------------------------------------------------------------------------------------
Total assets                                                                        155,287,826

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                      3,466,962
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                              368,946
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            246,180
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               30,958
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                               726
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,004
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                   79,878
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   64,687
-----------------------------------------------------------------------------------------------
Total liabilities                                                                     4,259,341
-----------------------------------------------------------------------------------------------
Net assets                                                                         $151,028,485

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                                 $146,585,041
-----------------------------------------------------------------------------------------------
Distributions in excess of net realized gain on investments (Note 1)                    (72,580)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                            4,516,024
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $151,028,485

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($83,844,848 divided by 8,379,088 shares)                                                $10.01
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $10.01)*                                  $10.62
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($59,223,678 divided by 5,949,325 shares)**                                               $9.95
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($7,959,959 divided by 798,154 shares)**                                                  $9.97
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.





Statement of operations
For the period April 13, 1999 (commencement of operations) to February 29, 2000
Investment income:
-----------------------------------------------------------------------------------------------
Dividends                                                                              $828,357
-----------------------------------------------------------------------------------------------
Interest                                                                                 82,648
-----------------------------------------------------------------------------------------------
Total investment income                                                                 911,005

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        554,477
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          210,205
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         6,043
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          3,602
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   104,954
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                   253,894
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                    21,838
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  22,814
-----------------------------------------------------------------------------------------------
Registration fees                                                                        49,641
-----------------------------------------------------------------------------------------------
Auditing                                                                                 26,620
-----------------------------------------------------------------------------------------------
Legal                                                                                     4,086
-----------------------------------------------------------------------------------------------
Postage                                                                                  11,880
-----------------------------------------------------------------------------------------------
Other                                                                                    12,165
-----------------------------------------------------------------------------------------------
Total expenses                                                                        1,282,219
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (10,699)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          1,271,520
-----------------------------------------------------------------------------------------------
Net investment loss                                                                    (360,515)
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        702,286
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                          4,516,024
-----------------------------------------------------------------------------------------------
Net gain on investments                                                               5,218,310
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 $4,857,795
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                  For the period April 13, 1999
                                                                                   (commencement of operations)
                                                                                           to February 29, 2000
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                $   (360,515)
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                        702,286
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                            4,516,024
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                                  4,857,795
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                                            (236,240)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                            (160,533)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                                             (17,578)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                                   144,586,041
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                                        149,029,485

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                                                          1,999,000
---------------------------------------------------------------------------------------------------------------
End of period                                                                                      $151,028,485
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------

                                                                                                             For the period
Per-share                                                                                                    April 13, 1999+
operating performance                                                                                        to February 29
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   2000
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                               $8.50
------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------
Net investment loss (c)                                                                                            (.01)
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                                1.56
------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                              1.55
------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                                                                                                (.04)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                (.04)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                    $10.01
------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                            18.23*
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                  $83,845
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                          1.38*
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                                                                                          (.20)*
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                            41.58*
------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------

                                                                                                             For the period
Per-share                                                                                                     May 3, 1999+
operating performance                                                                                        to February 29
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   2000
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                               $9.35
------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------
Net investment loss (c)                                                                                            (.07)
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                                 .71
------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                               .64
------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                                                                                                (.04)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                (.04)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                     $9.95
------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                             6.84*
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                  $59,224
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                          1.91*
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                                                                                          (.81)*
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                            41.58*
------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS C
------------------------------------------------------------------------------------------------------------------------------

                                                                                                             For the period
Per-share                                                                                                    July 26, 1999+
operating performance                                                                                        to February 29
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   2000
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                              $10.23
------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------
Net investment loss (c)                                                                                            (.05)
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                                                                                                (.17)
------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                              (.22)
------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                                                                                                (.04)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                (.04)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                     $9.97
------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                            (2.16)*
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                   $7,960
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                          1.38*
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                                                                                          (.57)*
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                            41.58*
------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
February 29, 2000

Note 1
Significant accounting policies

Putnam Small Cap Value Fund (the "fund") is one of a series of Putnam Investment Funds (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-ended management investment company. The fund seeks capital appreciation by investing primarily in common stocks of small companies which Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. believes are currently undervalued.

The fund offers class A, class B and class C shares. The fund began offering class B shares on May 3, 1999, and class C shares on July 26, 1999. On March 28, 2000 the fund began offering class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or as determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the period ended February 29, 2000, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions and net operating loss. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the period ended February 29, 2000, the fund reclassified $360,515 to decrease accumulated net investment loss and increase distributions in excess of net realized gain $360,515. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion and 0.53% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the period ended February 29, 2000, fund expenses were reduced by $10,699 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $606 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class C shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class C shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class C shares, respectively.

For the period ended February 29, 2000, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $184,147 from the sale of class A shares, and received $40,555 and $2,566 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the period ended February 29, 2000, Putnam Mutual Funds Corp., acting as underwriter received $485 on class A redemptions.

Note 3
Purchases and sales of securities

During the period ended February 29, 2000, purchases and sales of investment securities other than short-term investments aggregated $178,180,426 and $33,938,752, respectively. There were no purchases or sales of U.S. government obligations.

Note 4
Capital shares

At February 29, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                For the period April 13, 1999
                                                 (commencement of operations)
                                                         to February 29, 2000
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     10,669,194       $103,159,610
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       25,137            229,502
-----------------------------------------------------------------------------
                                                10,694,331        103,389,112

Shares
repurchased                                     (2,550,419)       (24,422,329)
-----------------------------------------------------------------------------
Net increase                                     8,143,912       $ 78,966,783
-----------------------------------------------------------------------------

                                                   For the period May 3, 1999
                                                 (commencement of operations)
                                                         to February 29, 2000
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      6,998,249        $67,914,848
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       16,219            147,594
-----------------------------------------------------------------------------
                                                 7,014,468         68,062,442

Shares
repurchased                                     (1,065,143)       (10,063,380)
-----------------------------------------------------------------------------
Net increase                                     5,949,325        $57,999,062
-----------------------------------------------------------------------------

                                                 For the period July 26, 1999
                                                 (commencement of operations)
                                                         to February 29, 2000
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        848,441         $8,095,191
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        1,634             14,881
-----------------------------------------------------------------------------
                                                   850,075          8,110,072

Shares
repurchased                                        (51,921)          (489,876)
-----------------------------------------------------------------------------
Net increase                                       798,154         $7,620,196
-----------------------------------------------------------------------------

Note 5
Initial capitalization and
offering of shares

The trust was established as a Massachusetts business trust on October 31, 1994. During the period October 31, 1994 to April 13, 1999, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $1,999,000 and the issuance of 235,176 class A shares to Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc. on April 12, 1999.

At February 29, 2000, Putnam Investments, Inc. owned 422,667 class A shares of the fund (5.00% of class A shares outstanding), valued at $4,230,897.


Federal tax information
(Unaudited)

The Form 1099 you receive in January 2001 will show the tax status of all distributions paid to your account in calendar 2000.

The fund has designated 56.94% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.


Welcome to www.putnaminv.com

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services (America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminv.com


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Europe Growth Fund

Global Equity Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Century Growth Fund [DBL. DAGGER]

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Tax Smart Equity Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Small Cap Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund **

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 * Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Check your account balances and current performance at www.putnaminv.com.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Thomas V. Reilly
Vice President

Edward T. Shadek, Jr.
Vice President and Fund Manager

Jeffrey W. Netols
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Small Cap Value Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


AN069 59729 2MF 4/00